Note 9 - Other Borrowings	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
9
– OTHER BORROWINGS

Other borrowings consists of the following at
December 31, 2019
and
December 31, 2018
:

	(in thousands)
	2019	2018
Federal Home Loan Bank borrowings:
Secured note, with interest at 2.55%, due March, 2019	$-	$1,281
Secured note, with interest at 1.72%, due September, 2020	6,000	6,000
Secured note, with interest at 2.90%, due June, 2021	8,000	8,000
Secured note, with variable interest, at 2.13% at December 31, 2019 and 2.99% at December 31, 2018, due September, 2021	7,000	7,000
Secured note, with interest at 1.86%, due September, 2021	6,000	6,000
Secured note, with interest at 2.94%, due December, 2021	8,000	8,000
Secured note, with interest at 2.98%, due June, 2022	9,000	9,000
Secured note, with interest at 1.97%, due September, 2022	6,000	6,000
Zions Bank:
Secured note, with interest at 2.64%, due January, 2019	-	2,917
United Bankers Bank:
Note payable, with interest at 4.875% payable quarterly, and $250,000 principal payments, with any remaining unpaid principal due September 1, 2022. All Union Bank stock is held as collateral.	8,750	9,750
Secured note, with interest at 3.00%, due January, 2019	-	1,495
Total other borrowings	$58,750	$65,443

Federal Home Loan Bank borrowings are secured by Federal Home Loan Bank stock and eligible mortgage loans approxim ating
$186,076,000
at
December 31, 2019
.
At
December 31, 2019
,
the C
orporation had
$105,524,000
o
f borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.

Future maturities of other borrowings are as follows:
2020,
$7,000,000;
2021,
$30,000,000;
and
2022,
$21,750,000